Note 12 - Lease Obligations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
12—LEASE
OBLIGATIONS

12
-
1
Capital leases

The Company leases certain of its equipment under capital leases. At
December
31,
2016,
this equipment consists of medical devices for an amount of
€130
thousand and vehicles and other IT equipment for an amount of
€405
thousand. Future minimum lease payments under capital leases for the years ending
December
31,
2016
are as follows:

December 31,

2017	231
2018	148
2019	90
2020	47
2021	19
Total minimum lease payments	549
Less: amount representing interest	(14)
Present value of minimum lease payments	535
Less: current portion	(222)
Long-term portion	313

Interest paid under capital lease obligations was
€18
thousand,
€24
thousand and
€27
thousand, for the years ended
December
31,
2016,
2015
and
2014,
respectively.

12
-
2
Operating leases

As of
December
31,
2016,
operating leases having initial or remaining non-cancelable lease terms greater than one
year consist of
one
lease for the facilities of TMS S.A. in Vaulx-en-Velin, France, several leases for facilities in Japan and one
lease for the facilities in United States. The French lease contract signed on
July
1,
2015
has a lease term of
ten
years expiring on
June
30,
2025,
including
nine
firm years.

Future minimum lease payments for these operating leases consist of the following amounts:

	France	Japan	USA

2017	321	303	47
2018	321	116	48
2019	321	21	48
2020	321	21	50
2021	321	16	-
2022	321		-
2023	321	-	-
2024	321	-	-
2025	152	-	-
Total	2,720	477	193

Total rent expenses under operating leases amounted to
€841
thousand,
€772
thousand and
€742
thousand, for the years ended
December
31,
2016,
2015
and
2014,
respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.